JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2019
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

		2019		2018
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate[1]	Outstanding at December 31	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED[2]
US$1,000 notes issued 2007 at 6.35%[3]	2067	1,296	5.1%	1,364	5.6%
US$750 notes issued 2015 at 5.875%[4,5]	2075	972	6.0%	1,024	6.5%
US$1,200 notes issued 2016 at 6.125%[4,5]	2076	1,556	6.7%	1,637	7.2%
US$1,500 notes issued 2017 at 5.55%[4,5]	2077	1,944	5.7%	2,047	6.2%
$1,500 notes issued 2017 at 4.90%[4,5]	2077	1,500	5.4%	1,500	5.5%
US$1,100 notes issued 2019 at 5.75%[4,5]	2079	1,426	6.3%	—	—
		8,694		7,572
Unamortized debt discount and issue costs		(80)		(64)
		8,614		7,508

1	The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for issue costs and discounts.

2	The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.

3	In May 2017, Junior subordinated notes of US$1 billion converted from a fixed rate of 6.35 per cent to a floating rate that is reset quarterly to the three-month LIBOR plus 2.21 per cent.

4
The Junior subordinated notes were issued to TransCanada Trust, a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TC Energy's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.

5
The coupon rate is initially a fixed interest rate for the first 10 years and converts to a floating rate thereafter.